Bank Premises, Furniture, Fixtures and Equipment - Summary of Lease Costs (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Property, Plant and Equipment [Abstract]
Operating lease cost	$ 370
Short-term lease cost	23
Total lease cost	$ 393